SHARE-BASED COMPENSATION - Stock options activity (Details) - Outstanding weighted average stock options - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018
Number of shares
Outstanding at beginning of the period (in shares)	25,754,673	32,330,838	32,330,838
Granted (in shares)	306,513	3,658,725
Forfeited (in shares)	(1,545,909)	(3,351,726)
Exercised (in shares)	(6,769,311)	(1,944,555)
Outstanding at end of the period (in shares)	17,745,966	30,693,282	25,754,673	32,330,838
Number of shares vested and expected (in shares)	17,745,966
Number of shares exercisable (in shares)	16,080,702
Weighted average exercise price
Outstanding at beginning of the period (in dollars per share)	$ 1.79	$ 1.79	$ 1.79
Granted (in dollars per share)	0.003	0.03
Forfeited (in dollars per share)	2.10	1.34
Exercised (in dollars per share)	0.36	0.07
Outstanding at end of the period (in dollars per share)	0.61	$ 1.74	$ 1.79	$ 1.79
Weighted-average exercise price vested and expected (in dollars per share)	0.61
Weighted-average exercise price exercisable (in dollars per shares)	$ 0.58
Weighted average remaining contractual term (years)
Weighted average remaining contractual term (in years)	6 years 1 month 6 days	6 years 8 months 8 days	6 years 2 months 4 days	6 years 9 months 21 days
Weighted average remaining contractual term vested and expected (in years)	6 years 1 month 6 days
Weighted average remaining contractual term exercisable (in years)	6 years 2 months 8 days
Aggregate intrinsic value
Aggregate intrinsic value	$ 6,635,780		$ 3,974,570	$ 25,530,990	$ 2,413,680
Aggregate intrinsic value vested and expected	6,635,780
Aggregate intrinsic value exercisable	$ 5,300,960
Weighted average fair value
Outstanding at beginning of the period (in dollars per share)	$ 1.20	$ 1.58	$ 1.58
Granted (in dollars per share)	1.31	0.46
Forfeited (in dollars per share)	3.97	2.51
Exercised (in dollars per share)	0.67	0.41
Outstanding at end of the period (in dollars per share)	1.16	$ 1.42	$ 1.20	$ 1.58
Weighted average fair value of options exercisable (in dollars per shares)	$ 1.36